Condensed Parent Company Only Financial Statements - Condensed Statements of Cash Flows (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash Flow from Operating Activities
Net income	$ 186,777	$ 142,844	$ 105,382
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	5,332	15,457	15,791
Gain on sale of assets	(58)	(2,539)	(14)
Tax benefit associated with share-based payment arrangements	(1,122)	(580)	(2,105)
Other operating activities, net	64,460	26,798	(10,354)
Net Cash Provided by Operating Activities	306,966	196,123	119,363
Cash Flow from Investing Activities
Cash paid in excess of cash received for acquisitions	0	425,581	188,803
Proceeds from sale of premises and equipment	1,941	13,309	5,129
Purchases of premises and equipment, net of premises and equipment acquired	(12,840)	(19,502)	(29,841)
Other investing activities, net	3,450	30,134	19,950
Net Cash Used in Investing Activities	(1,424,397)	(570,972)	(712,755)
Cash Flow from Financing Activities
Cash dividends paid on common stock	(56,793)	(52,318)	(43,070)
Cash dividends paid on preferred stock	(7,028)	0	0
Net share-based compensation stock transactions	6,899	1,915	7,966
Payments to repurchase common stock	(11,666)	0	0
Net proceeds from issuance of common stock	279,242	0	0
Net proceeds from issuance of preferred stock	55,285	76,812	0
Tax benefit associated with share-based payment arrangements	1,122	580	2,105
Net Cash Provided by Financing Activities	1,969,290	337,021	750,091
Net Increase (Decrease) In Cash and Cash Equivalents	851,859	(37,828)	156,699
Cash and Cash Equivalents at Beginning of Period	510,267	548,095	391,396
Cash and Cash Equivalents at End of Period	1,362,126	510,267	548,095
IBERIABANK Corporation
Cash Flow from Operating Activities
Net income	186,777	142,844	105,382
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	98	416	595
Net income of subsidiaries	(190,511)	(147,292)	(107,775)
Share-based compensation cost	14,523	13,906	11,985
Gain on sale of assets	0	(110)	0
Tax benefit associated with share-based payment arrangements	(1,122)	(580)	(2,105)
Other operating activities, net	12,417	82,105	(27,274)
Net Cash Provided by Operating Activities	22,182	91,289	(19,192)
Cash Flow from Investing Activities
Cash paid in excess of cash received for acquisitions	0	(5,054)	4,783
Proceeds from sale of premises and equipment	0	12	0
Purchases of premises and equipment, net of premises and equipment acquired	0	(2)	(36)
Return of capital from (Capital contributed to) subsidiary	(6,000)	5,000	(14,600)
Other investing activities, net	(749)	0	0
Net Cash Used in Investing Activities	(6,749)	(44)	(9,853)
Cash Flow from Financing Activities
Cash dividends paid on common stock	(56,793)	(52,318)	(43,070)
Cash dividends paid on preferred stock	(7,028)	0	0
Net share-based compensation stock transactions	6,899	1,915	7,966
Payments to repurchase common stock	(11,666)	0	0
Net proceeds from issuance of common stock	279,242	0	0
Net proceeds from issuance of preferred stock	55,285	76,812	0
Tax benefit associated with share-based payment arrangements	1,122	580	2,105
Net Cash Provided by Financing Activities	267,061	26,989	(32,999)
Net Increase (Decrease) In Cash and Cash Equivalents	282,494	118,234	(62,044)
Cash and Cash Equivalents at Beginning of Period	154,298	36,064	98,108
Cash and Cash Equivalents at End of Period	$ 436,792	$ 154,298	$ 36,064